Share-based Compensation - Hutchmed Share Option Exercises (Details) - Hutchmed Share Option Scheme - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share option values
Cash received from share option exercises	$ 174	$ 2,452	$ 593
Total intrinsic value of share option exercises	$ 92	$ 2,999	$ 2,475